INVESTMENTS (Details) - Open World Ltd. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Impairment Effects on Earnings Per Share [Line Items]
Beginning Balance ($)	$ 1,124,927
Additions	714,036
Settlement of shares receivable
Change in fair value	(1,637,014)	$ 0	$ (7,168,132)
Ending Balance	$ 201,949		$ 1,124,927
Units	795,722		845,722
Cost Basis			$ 8,293,058
Shares Receivable [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning Balance ($)	$ 156,000
Additions
Settlement of shares receivable	(169,000)
Change in fair value	13,000		(924,000)
Ending Balance			$ 156,000
Units			100,000
Cost Basis			$ 1,080,000
Warrants Receivable [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning Balance ($)	$ 429,599
Additions	714,036
Settlement of shares receivable
Change in fair value	(1,059,357)		(2,605,052)
Ending Balance	$ 84,278		$ 429,599
Units	350,000		400,000
Cost Basis			$ 3,034,651
Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning Balance ($)	$ 539,328
Additions
Settlement of shares receivable	169,000
Change in fair value	(590,657)		(3,639,080)
Ending Balance	$ 117,671		$ 539,328
Units	445,722		345,722
Cost Basis			$ 4,178,407